Liquidity and Going Concern - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated losses	$ (59,194)	$ (43,933)
Cash and cash equivalents	$ 6,649	$ 2,065	$ 3,758	$ 3,027